UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

             Investment Company Act file number   811-21666
                                               -----------------------

                           Hatteras Master Fund, L.P.
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
         --------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                David B. Perkins
                         8816 Six Forks Road, Suite 107
                          Raleigh, North Carolina 27615
         --------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (919) 846-2324
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2006
                                             ---------------

EXPLANATORY NOTE

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on June 9, 2006 (Accession Number 0000935069-06-001703) for the period ended March 31, 2006 in response to comments received from the Securities and Exchange Commission's disclosure review. Other than responding to the aforementioned comments, this Form N-CSR/A does not reflect events occurring after the filing of the Form N-CSR filed on June 9, 2006.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           HATTERAS MASTER FUND, L.P.

                              FINANCIAL STATEMENTS

                        For the year ended March 31, 2006

                           HATTERAS MASTER FUND, L.P.

                        FOR THE YEAR ENDED MARCH 31, 2006






                                TABLE OF CONTENTS






Report of Independent Registered Public Accounting Firm...................    1
Schedule of Investments ..................................................  2-4
Statement of Financial Condition..........................................    5
Statement of Operations...................................................    6
Statements of Changes in Partners' Capital................................    7
Statement of Cash Flows...................................................    8
Notes to Financial Statements............................................. 9-14
Board of Directors (unaudited)............................................   15
Fund Management (unaudited)...............................................   16
Other Information (unaudited) ............................................   17

[GRAPHIC OMITTED]
Deloitte                                            Deloitte & Touche LLP
                                                    1700 Market Street
                                                    Philadelphia, PA 19103-3984
                                                    USA

                                                    Tel: +1 215 246 2300
                                                    Fax: +1 215 569 2441
                                                    www.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Partners of Hatteras Master Fund, L.P.:

We have audited the accompanying statement of financial condition of Hatteras Master Fund, L.P. (the "Master Fund"), including the schedule of investments, as of March 31, 2006, and the related statements of operations and cash flows for the year then ended, and changes in partners' capital for the year then ended and the period from January 1, 2005 (commencement of operations) to March 31, 2005. These financial statements are the responsibility of the Master Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Master Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Master Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of March 31, 2006, by correspondence with the Underlying Fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Master Fund as of March 31, 2006, and the results of its operations and its cash flows for the year then ended, and the changes in its partners' capital for the year then ended and the period from January 1, 2005 (commencement of operations) to March 31, 2005, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the Master Fund's investments in Underlying Funds (approximately 99.69% of partners' capital), are stated at fair value based on estimates received from the Underlying Funds. The respective managements of the Underlying Funds have estimated the fair values relating to certain of the underlying investments of these Underlying Funds in the absence of readily ascertainable market values. These values may differ from the values that would have been used had a ready market for these investments existed, and the differences could be material.


/s/ Deloitte & Touche LLP

May 26, 2006
                                                        Member of
                                                        Deloitte Touche Tohmatsu

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL PARTNERS' CAPITAL
PERCENTAGES ARE AS FOLLOWS:

                                GRAPHIC OMITTED
                    EDGAR REPRESENTATION OF DATA AS FOLLOWS:

Other assets in excess of liabilities         (0.31%)
Absolute Return                              (17.51%)
Energy and Natural Resources                 (14.03%)
Enhanced Fixed Income                        (20.63%)
Opportunistic Equity                         (29.42%)
Private Equity Composite                      (9.35%)
Real Estate Composite                         (8.75%)


                                                                          COST            FAIR VALUE
                                                                       ---------         ------------
INVESTMENTS IN UNDERLYING FUNDS (99.69%)

   ABSOLUTE RETURN (17.51%)c
       AQR Global Asset Institutional Fund II, L.P. a, b               $4,471,305        $ 4,573,206
       Black River Global Multi-Strategy Leveraged Fund, LLC a, b       4,000,000          4,090,275
       CCM Small Cap Value Qualified Fund, L.P. a, b                    2,500,000          2,750,814
       Citadel Wellington Partners LLC a, b                             3,785,759          4,224,403
       Courage Special Situations Fund, L.P. a, b                       4,827,675          5,268,877
       GMO US Aggressive Long/Short Fund a, b                           4,247,757          4,361,851
       OZ Asia Domestic Partners, L.P. a, b                             3,000,000          3,093,548
       Silverback Partners, L.P. a, b *                                   945,105            170,648
       Smith Breeden Mortgage Partners, L.P. a, b                       4,413,258          4,672,329
       Stark Investments, L.P. a, b                                     4,000,000          4,176,678
                                                                                         -----------
                                                                                          37,382,629
                                                                                         -----------
   ENERGY AND NATURAL RESOURCES (14.03%)c
       BlackRock All-Cap Global Resources Fund a                        3,000,000          4,043,069
       Cambridge Energy, L.P. a, b                                      2,566,534          4,017,233
       Centennial Energy Partners, L.P. a, b                            2,000,000          2,068,252
       EnerVest Energy Institutional Fund X-A, L.P. a, b                1,841,986          1,850,220
       Merit Energy Partners F-II, L.P. a, b                              104,755            104,755
       NGP Energy Technology Partners, L.P. a, b                           83,500             73,375
       Natural Gas Partners VIII, L.P. a, b                               810,287            776,592
       Southport Energy Plus Partners, L.P. a, b                        5,083,819          7,338,963
       Touradji Deeprock Partners, L.P. a, b                            4,000,000          4,292,000
       Treaty Oak Partners, L.P. a, b                                   5,000,000          5,400,822
                                                                                         -----------
                                                                                         $29,965,281
                                                                                         -----------



                       See Notes to Financial Statements
                                       2

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

                                                                          COST            FAIR VALUE
                                                                        ---------        ------------
   ENHANCED FIXED INCOME  (20.63%)c
       ARX Global High Yield Securities Fund I, L.P. a, b              $4,000,000       $ 4,085,334
       BDCM Partners I, L.P. a, b                                       7,000,000         8,008,684
       Contrarian Capital Fund I, L.P. a, b                             6,880,064         8,107,229
       D.B. Zwirn Special Opportunities Fund, L.P. a, b                 4,500,000         4,776,767
       GMO Global Bond Fund III                                         3,119,587         2,730,143
       Greylock Global Opportunity Fund, L.P. a, b                      4,922,405         5,142,674
       Lazard Emerging Income, L.P. a, b                                3,000,000         3,163,079
       Melody Fund, L.P. a, b                                           3,000,000         3,067,685
       Ore Hill Fund, L.P. a, b                                         4,221,928         4,974,922
                                                                                        -----------
                                                                                         44,056,517
                                                                                        -----------
   OPPORTUNISTIC EQUITY  (29.42%)c
       CRM Windridge Partners, L.P.  a, b                               3,022,017         3,215,583
       GMO Mean Reversion Fund A  a, b                                  5,770,065         6,206,713
       Gradient Europe Fund, L.P.  a, b                                 3,500,000         5,794,244
       Healthcor, L.P.  a, b                                            3,000,000         3,400,574
       Liberty Square Strategic Partners IV (Asia), L.P.  a, b          3,000,000         3,178,855
       Sci-Tech Investment Partners, L.P.  a, b                         2,295,782         2,484,876
       SCP Domestic Fund, L.P.  a, b                                    4,002,947         4,501,290
       SR Global Fund LP (Class C) International  a, b                  3,457,674         4,981,380
       SR Global Fund LP (Class G) Emerging   a, b                      4,281,970         6,253,566
       SR Global Fund LP (Class H) Japan  a, b                          3,665,240         5,028,501
       Standard Pacific Japan Fund, L.P.  a, b                          4,000,000         4,152,960
       Steeple Capital Fund I, L.P.  a, b                               1,000,000         1,056,432
       The Platinum Fund Ltd.  a, b                                     2,535,461         2,973,499
       The Raptor Global Fund, L.P.  a, b                               2,500,000         2,815,262
       Visium Balanced Fund, L.P.  a, b                                 4,300,000         4,464,983
       Witches Rock Fund, L.P.  a, b                                    2,003,000         2,305,916
                                                                                        -----------
                                                                                         62,814,634
                                                                                        -----------
      PRIVATE EQUITY COMPOSITE (9.35%)c
             BDCM Opportunity Fund II, L.P.  a, b                          90,381            77,712
             Brazos Equity Fund II, L.P. a, b                             680,639           625,844
             Claremont Creek Ventures, L.P.  a, b                         140,000           101,000
             Crosslink Crossover Fund IV, L.P.  a, b                    4,883,399         5,869,498
             Hancock Park Capital III, L.P.  a, b                         600,000           600,000



                       See Notes to Financial Statements
                                       3

HATTERAS MASTER FUND, L.P.

SCHEDULE OF INVESTMENTS - MARCH 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

                                                                          COST            FAIR VALUE
                                                                        ---------        ------------
   PRIVATE EQUITY COMPOSITE (9.35%)c (CONTINUED)
       Integral Capital Partners VII, L.P. a, b                        $6,000,000       $  6,584,277
       OCM Mezzanine Fund II, L.P. a, b                                 1,450,000          1,450,000
       Pipe Equity Partners, LLC a, b                                   2,324,693          2,778,561
       Private Equity Investment Fund IV, L.P. a, b                       301,056            301,056
       Roundtable Healthcare Partners II, L.P. a, b                       517,885            468,742
       Sanderling Venture Partners VI Co-Investment Fund, L.P. a, b       150,000            122,697
       Sanderling Venture Partners VI, L.P. a, b                          250,000            211,264
       Sterling Capital Partners II, L.P. a, b                            434,022            391,932
       VCFA Private Equity Partners IV, L.P. a, b                         437,838            373,524
                                                                                        ------------
                                                                                          19,956,107
                                                                                        ------------

   REAL ESTATE COMPOSITE (8.75%)c
       Colony Edge, L.P.a, b                                            2,000,000          2,034,917
       Colony Investors VII, L.P. a, b                                  1,025,094          1,025,094
       ING Clarion CRA Hedge Fund, L.P. a, b                            3,356,915          4,250,461
       ING Clarion Global, L.P. a, b                                    2,000,000          2,182,233
       Mercury Special Situtitional Fund, L.P. a, b                     3,000,000          3,093,635
       Security Capital Preferred Growth, Inc. b                        1,714,042          1,949,186
       Transwestern Mezzanine Realty Partner II, LLC b                    662,097            666,045
       Wells Street Partners, LLC a, b                                  2,886,675          3,472,122
                                                                                        ------------
                                                                                          18,673,693
                                                                                        ------------

   TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $188,564,616)                             212,848,861

   OTHER ASSETS IN EXCESS OF LIABILITIES (0.31)%                                             672,127
                                                                                        ------------
   PARTNERS' CAPITAL -- 100.00%                                                         $213,520,988



      *- Underlying Fund in liquidation.
      a- Non-income producing securities
      b- Securities are issued in private placement transactions and as such are restricted as to resale.
      c- Sectors are unaudited by Deloitte & Touche LLP.
      Total cost and value of restricted securities as of March 31, 2006 was $182,445,029 and $206,075,649,
      respectively.



                       See Notes to Financial Statements
                                       4

HATTERAS MASTER FUND, L.P.

STATEMENT OF FINANCIAL CONDITION - MARCH 31, 2006
--------------------------------------------------------------------------------


ASSETS

Investments in Underlying Funds, at fair value (cost $188,564,616)   $212,848,861
Cash and cash equivalents                                               3,525,927
Investments in Underlying Funds paid in advance                        19,500,000
Receivables from redemption of Underlying Funds                           407,539
Dividends and interest receivables                                         24,321
Prepaid assets                                                            120,144
                                                                     ------------
       TOTAL ASSETS                                                  $236,426,792
                                                                     ============

LIABILITIES AND PARTNERS' CAPITAL

Contributions received in advance                                    $ 22,574,944
Management fees payable                                                   178,055
Professional fees payable                                                  74,625
Accounting and administration fees payable                                 34,318
Organizational fees payable                                                25,393
Risk management expense payable                                            15,810
Custodian fees payable                                                      2,559
Investor servicing fees payable                                               100
                                                                     ------------
       TOTAL LIABILITIES                                               22,905,804
                                                                     ------------
       PARTNERS' CAPITAL                                              213,520,988
                                                                     ------------
       TOTAL LIABILITIES AND PARTNERS' CAPITAL                       $236,426,792
                                                                     ============




                       See Notes to Financial Statements
                                       5

HATTERAS MASTER FUND, L.P.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends                                                                      $   366,726
   Interest                                                                            86,019
                                                                                  -----------
   TOTAL INVESTMENT INCOME                                                            452,745
                                                                                  -----------
OPERATING EXPENSES
   Management fees                                                                  1,568,382
   Risk management expense                                                            208,358
   Accounting and administration fees                                                 171,251
   Professional fees                                                                  135,214
   Insurance expense                                                                  120,750
   Board of directors' fees                                                            40,000
   Interest expense                                                                    34,370
   Custodian fees                                                                      13,325
   Investor servicing fees                                                                600
   Other expenses                                                                      55,072
                                                                                  -----------
   TOTAL OPERATING EXPENSES                                                         2,347,322
                                                                                  -----------
   NET INVESTMENT LOSS                                                             (1,894,577)
                                                                                  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS IN UNDERLYING FUNDS
   Net realized loss on investments in Underlying Funds                               (89,064)
   Net change in unrealized appreciation on investments in Underlying Funds        23,499,600
                                                                                  -----------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS IN UNDERLYING FUNDS             23,410,536
                                                                                  -----------
NET INCREASE IN PARTNERS' CAPITAL RESULTING FROM OPERATIONS                       $21,515,959
                                                                                  ===========


                       See Notes to Financial Statements
                                       6

HATTERAS MASTER FUND, L.P.

STATEMENTS OF CHANGES IN PARTNERS' CAPITAL
--------------------------------------------------------------------------------

                                                                     LIMITED
                                                                     PARTNERS'
                                                                     CAPITAL*
                                                                  -------------
PARTNERS' CAPITAL,  AT JANUARY 1, 2005
   (COMMENCEMENT OF OPERATIONS)                                   $     100,000

   Capital contributions                                             35,596,058

   Transfer in-kind subscriptions (Note 1)                           89,006,951

   Capital withdrawals                                               (8,000,000)

   Net investment loss                                                 (528,428)

   Net realized loss on investments in Underlying Funds                (132,580)

   Net increase in unrealized appreciation on investments
         in Underlying Funds                                            784,645
                                                                  -------------

PARTNERS' CAPITAL, AT MARCH 31, 2005                              $ 116,826,646

   Capital contributions                                             77,428,383

   Capital withdrawals                                               (2,250,000)

   Net investment loss                                               (1,894,577)

   Net realized loss on investments in Underlying Funds                 (89,064)

   Net increase in unrealized appreciation on investments
         in Underlying Funds                                         23,499,600
                                                                  -------------
PARTNERS' CAPITAL, AT MARCH 31, 2006                              $ 213,520,988
                                                                  =============



* As the General Partner does not own an interest in the Master Fund, the Limited Partners' Capital represents total capital of the Master Fund.


                        See Notes to Financial Statements
                                        7

HATTERAS MASTER FUND, L.P.


STATEMENT OF CASH FLOWS - FOR THE YEAR ENDED MARCH 31, 2006
--------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in partners' capital resulting from operations                                $  21,515,959
       Adjustments to reconcile net increase in partners' capital from investment operations to net cash used for operating activities:
            Purchases of Underlying Funds                                                   (122,355,482)
            Proceeds from redemptions of Underlying Funds                                     29,289,971
            Net realized loss on investments in Underlying Funds                                  89,064
            Net change in unrealized appreciation on investments in Underlying Funds         (23,499,600)
            Increase in receivables from redemption of Underlying Funds                         (407,539)
            Increase in dividends and interest receivables                                       (24,321)
            Increase in prepaid assets                                                           (25,644)
            Increase in management fees payable                                                  178,055
            Increase in professional fees payable                                                 34,375
            Decrease in accounting and administration fees payable                               (10,344)
            Decrease in organizational fees payable                                              (54,246)
            Increase in risk management expense payable                                           15,810
            Increase in custodian fees payable                                                       774
            Decrease in board of directors' fees payable                                          (2,500)
            Increase in investor servicing fees payable                                               25
            Decrease in other accrued expenses                                                    (3,531)
                                                                                           -------------
       Net cash used in operating activities                                                 (95,259,174)
                                                                                           -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
       Capital contributions (including contributions received in advance)                   100,003,327
       Capital withdrawals                                                                    (2,250,000)
                                                                                           -------------
       Net cash provided by financing activities                                              97,753,327
                                                                                           -------------

       Net change in cash and cash equivalents                                                 2,494,153

       Cash and cash equivalents at beginning of year                                          1,031,774
                                                                                           -------------
       Cash and cash equivalents at end of year                                            $   3,525,927
                                                                                           =============

                        See Notes to Financial Statements
                                        8

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Hatteras Master Fund, L.P. (the "Master Fund") was organized as a limited partnership under the laws of the State of Delaware on October 29, 2004. The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. The Master Fund is managed by Hatteras Investment Partners, LLC (the "Investment Manager"), a Delaware limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The objective of the Master Fund is to generate consistent long-term appreciation and returns across all market cycles. To achieve its objective, the Master Fund will provide its limited partners (each, a "Limited Partner" and together, the "Limited Partners") with access to a broad range of investment strategies and asset categories, trading advisors ("Advisors") and overall asset allocation services typically available on a collective basis to larger institutions.
     Generally, the Investment Manager intends to select Advisors that collectively employ widely diversified investment strategies and engage in such techniques as opportunistic equity, enhanced fixed income, absolute return, private equity, real estate and energy/natural resources. However, the Investment Manager may also retain Advisors who utilize other strategies. The Master Fund invests with each Advisor either by becoming a participant in an investment vehicle operated by the Advisor (an "Underlying Fund") or by placing assets in an account directly managed by the Advisor. The Master Fund commenced operations on January 1, 2005. Prior to January 1, 2005, the Master Fund engaged in no transactions other than those related to organizational matters and the sale of a $100,000 interest to Hatteras Diversified Strategies Fund, LP.

     Hatteras Investment Management LLC, a Delaware limited liability company, serves as the General Partner of the Master Fund (the "General Partner"). The General Partner has initially appointed a Board of Directors (the "Board") and, to the fullest extent permitted by applicable law, has irrevocably delegated to the Board its rights and powers to monitor and oversee the business affairs of the Master Fund, including the complete and exclusive authority to oversee and establish policies regarding the management, conduct and operation of the Master Fund's business.

     On January 3, 2005, the Master Fund received capital contributions totaling $116,269,458, including contributions in the form of transfers-in-kind from Hatteras Diversified Strategies Fund, LP and Hatteras Diversified Strategies Offshore Fund, Ltd. for $72,386,769 and $16,620,182, respectively. In addition, the Hatteras Diversified Strategies Offshore Fund, Ltd. transferred receivables in the amount of $17,242,388 and liquidated $10,020,119 of the Fund's securities at December 31, 2004 and reinvested the proceeds in the Master Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     These financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. INVESTMENT VALUATION - INVESTMENTS IN UNDERLYING FUNDS

     The Master Fund will value interests in the Underlying Funds at fair value, which ordinarily will be the value determined by their respective investment managers, in accordance with procedures established by the Board. Investments in Underlying Funds are subject to the terms of the Underlying Funds' offering documents. Valuations of the Underlying Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Underlying Funds' as required by the Underlying Funds' offering documents. If the Investment Manager determines that the most recent value reported by the Underlying Fund does not represent fair value or if the Underlying Fund fails to report a value to the Master Fund, a fair value determination is made under procedures established by and under the general supervision of the Board. Because of the inherent uncertainty in valuation, the estimated values may differ from the values that would have been used had a ready market for the securities existed, and the differences could be material.

     B. INVESTMENT INCOME

     Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from private equity investments are recorded as soon as the information is available to the Master Fund. The Underlying Funds generally do not make regular  cash  distributions  of  income  and  gains  and so are  generally considered non-income producing securities, however the Master Fund owns securities that are income producing and disburse regular cash distributions.

     C. FUND EXPENSES

     The Master Fund will bear all expenses incurred in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; costs of insurance; registration expenses; certain offering and organization costs; and expenses of meetings of the Board.

     D. INCOME TAXES

     The Master Fund is treated as a partnership for federal income tax purposes and therefore not subject to federal income tax. For income tax purposes, the individual partners will be taxed upon their distributive share of each item of the Master Fund's income, gain, loss, deductions and credits.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents includes amounts held in interest bearing overnight accounts. At March 31, 2006, the Master Fund held $3,525,927 in an interest bearing cash account at PNC Bank.

     F. USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from these estimates.

3.   ALLOCATION OF PARTNERS' CAPITAL

     Net profits or net losses of the Master Fund for each Allocation Period (as defined below) will be allocated among and credited to or debited against the capital accounts of the Limited Partners. Allocation Periods begin on the day after the last day of the preceding Allocation Period and end at the close of business on (1) the last day of each month, (2) the last day of each taxable year; (3) the day preceding each day on which interests are purchased, (4) the day on which interests are repurchased, or (5) the day on which any amount is credited to or debited from the capital account of any Limited Partner other than an amount to be credited to or debited from the capital accounts of all Limited Partners in accordance with their respective investment percentages.

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

     The Investment Manager is responsible for providing day-to-day investment management services to the Master Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Master Fund (the
     "Investment Management Agreement"). Under the Investment Management Agreement, the Investment Manager is responsible for developing, implementing and supervising the Master Fund's investment program.

     In consideration for such services, the Master Fund pays the Investment Manager a monthly management fee equal to 1/12th of 1.00% (1.00% on an annualized basis) of the aggregate value of its partners' capital determined as of the last day of the month (before repurchase of interests). Prior to July 1, 2005, the Master Fund paid a management fee based on the net asset value as of the first business day of each fiscal quarter.

     Each member of the Board who is not an "interested person" of the Master Fund (the "Independent Board"), as defined by the 1940 Act, receives an annual retainer of $10,000. All Board members are reimbursed by the Master Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

4.   MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

     PFPC Trust Company serves as custodian of the Master Fund's assets and provides custodial services for the Master Fund. PFPC Inc. serves as administrator and accounting agent to the Master Fund and provides certain accounting, record keeping and investor related services. The Master Fund pays a monthly fee to the administrator based upon average partners' capital, subject to certain minimums.

5.   INVESTMENT TRANSACTIONS

     Total purchases of Underlying Funds for the year ended March 31, 2006, amounted to $102,855,482. Total proceeds from redemptions of Underlying Funds for the year ended March 31, 2006, amounted to $29,289,971. The cost of investments in Underlying Funds for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Fund from the Underlying Funds. The Master Fund has not received information from the Underlying Funds as to the amounts of taxable income allocated to the Master Fund as of March 31, 2006.

6.   RISK FACTORS

     An investment in the Master Fund involves significant risks that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment. The Master Fund intends to invest substantially all of its available capital in securities of private investment companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Master Fund may not be able to resell some of its securities holdings for extended periods, which may be several years. Investments in the Underlying Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of the Master Fund. Underlying Funds generally require the Advisor to provide advanced notice of its intent to redeem the Master Fund's total or partial interest and may delay or deny a redemption request depending on the Underlying Funds' governing agreements. No guarantee or representation is made that the investment objective will be met.

7.   REPURCHASE OF PARTNERS' INTERESTS

     The Board may, from time to time and in its sole discretion, cause the Master Fund to repurchase interests from Limited Partners pursuant to written tenders by Limited Partners at such times and on such terms and conditions as established by the Board. In determining whether the Master Fund should offer to repurchase interests, the Board will consider the recommendation of the Investment Manager. Beginning on March 31, 2006, the Investment Manager expects that it will generally recommend to the Board that the Master Fund offer to repurchase interests from Limited Partners on a quarterly basis as of March 31, June 30, September 30 and December 31 of each year.

HATTERAS MASTER FUND, L.P.

--------------------------------------------------------------------------------

 7.  REPURCHASE OF PARTNERS' INTERESTS (CONTINUED)

     The Master Fund does not intend to distribute to the Partners any of the Master Fund's income, but intends to reinvest substantially all income and gains allocable to the Partners. A Partner may, therefore, be allocated taxable income and gains and not receive any cash distribution.

 8.  INDEMNIFICATION

     In the normal course of business, the Master Fund enters into contracts that provide general indemnifications. The Master Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Master Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

 9.  COMMITMENTS

     As  of  March  31,  2006,  the  Master  Fund  had  outstanding   investment
     commitments to Underlying Funds totaling $35,670,517.

10.  FINANCIAL HIGHLIGHTS

     The financial highlights are intended to help you understand the Master Fund's financial performance for the past period. The total returns in the table represent the rate that a typical Limited Partner would be expected to have earned or lost on an investment in the Master Fund.

     The ratios and total return amounts are calculated based on the Limited Partner group taken as a whole. An individual Limited Partner's results may vary from those shown below due to the timing of capital transactions.

     The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly limited partners' capital. The ratios do not reflect the Master Fund's proportionate share of income and expenses from Underlying Funds.

HATTERAS MASTER FUND, L.P.

NOTES TO FINANCIAL STATEMENTS -- MARCH 31, 2006 (CONCLUDED)
--------------------------------------------------------------------------------

10.  FINANCIAL HIGHLIGHTS (CONCLUDED)

     Total return amounts are calculated by geometrically linking returns based on the change in value during each accounting period. The total return amounts have not been annualized for the periods less than one year.


                                                             FOR THE PERIOD FROM
                                                               JANUARY 1, 2005
                                           FOR THE YEAR        (COMMENCEMENT OF
                                           ENDED MARCH,      OPERATIONS) THROUGH
                                             31, 2006           MARCH 31, 2005
                                         ----------------    -------------------


     Total return amortizing                      --**                0.23%
     organizational expenses*

     Total return                               13.79%                0.17%

     Partners' capital, end of
     period (000)                             $213,521             $116,827

     Portfolio turnover                         19.35%                3.72%

     ANNUALIZED RATIOS:

     Net investment loss                       (1.23)%              (1.43)%

     Total expenses                              1.52%                1.50%



11.  SUBSEQUENT EVENTS

     During the period from April 1, 2006 through May 1, 2006, there were additional capital contributions of $37,922,597.


-------------------------------
* Return is indicative of amortizing organizational expenses over 60 months for tax purposes.
** Organizational costs were fully expensed as of 3/31/05.

HATTERAS MASTER FUND, L.P.

BOARD OF DIRECTORS (UNAUDITED)
--------------------------------------------------------------------------------

The identity of the Board Members and brief biographical information is set forth below.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                                                                                             Portfolios in
                                                                                                             Fund Complex'
                           Position(s)     Term of Office;                                                   Overseen by
                            Held with      Length of Time     Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age         the Fund           Served         and Other Directorships Held by Director       Officer
--------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
David B. Perkins, 43       Chief           3 year term;       Mr. Perkins has been Chairman and CEO since    3
1000 Watermeet Lane        Executive       Since Inception    inception of the Funds. Mr. Perkins
Raleigh, NC  27614         Officer and                        became the President and Managing
                           Chairman                           Principal of the Investment Manager in
                           of the                             September 2003 and became the co-founder
                           Board of                           and Managing Partner of CapFinancial
                           Directors                          Partners, LLC in April 2003. Prior to that,
                                                              he was Managing Partner at Wachovia
                                                              Securities Financial Network, Inc. from June
                                                              2002 to September 2003 and Managing
                                                              Principal of CapTrust Financial Advisors,
                                                              LLC from October 1997 to June 2002.
--------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
Steve E. Moss, 52          Director:       3 year term;       Mr. Moss has been a member of HMKCT            3
918 Meadow Lane            Chairman of     Since December     Properties, LLC since January 1996
Henderson, NC  27536       the Audit       2004
                           Committee
--------------------------------------------------------------------------------------------------------------------------
H. Alexander Holmes, 63    Director:       3 year term;       Mr. Holmes founded Holmes Advisory             3
3408 Landor Road           Audit           Since December     Services, LLC, a financial consultation firm,
Raleigh, NC  27609         Committee       2004               in 1993
                           Member
--------------------------------------------------------------------------------------------------------------------------
George Y. Ragsdale II*, 40 Director:       3 year term;       Mr. Ragsdale has been Investment Research      3
111 Radio Circle           Audit           Since February     Director at Kisco Management Co. since
Mount Kisco, NY  10546     Committee       2005               November 1999.
                           Member
--------------------------------------------------------------------------------------------------------------------------
Gregory S. Sellers, 46     Director:       3 year term;       Mr. Sellers became the Chief Financial         3
2643 Steeplechase Road     Audit           Since December     Officer and a director of Kings Plush, Inc.,
Gastonia, NC  28056        Committee       2004               a fabric manufacturer, in April 2003. Prior to
                           Member                             that, he was the Vice President of Finance at
                                                              Parksdale Mills, Inc., a cotton and cotton
                                                              blend yarns producer, from January 1991 to
                                                              April 2003.
--------------------------------------------------------------------------------------------------------------------------

*Mr. Ragsdale resigned his position as a Director of the Fund effective April 12, 2006.


HATTERAS MASTER FUND, L.P.

FUND MANAGEMENT (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below is the name, age, position with the Master Fund, length of term of office, and the principal occupation for the last five years of each of the persons currently serving as Executive Officers of the Master Fund. Unless otherwise noted, the business address of each officer is 8816 Six Forks Road, Suite 107, Raleigh, NC 27615.

--------------------------------------------------------------------------------------------------------------------------
                                                                                                             Number of
                                                                                                             Portfolios in
                                                                                                             Fund Complex'
                           Position(s)     Term of Office;                                                   Overseen by
                            Held with      Length of Time     Principal Occupation(s) During Past 5 years    Director or
Name, Address & Age         the Fund           Served         and Other Directorships Held by Director       Officer
--------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------------------------------------------------
J. Michael Fields, 32      Chief           Since              Mr. Fields has been the CFO since inception    N/A
8816 Six Forks Rd.         Financial       Inception          of the Funds.  Mr. Fields became a Director
Suite 107                  Officer                            of the Investment Manager in September
Raleigh, NC 27615                                             2003. Prior to joining the Investment
                                                              Manager, Mr. Fields was employed by
                                                              CapTrust Financial  Advisors from August
                                                              2002 to September 2003. Prior to joining
                                                              CapTrust, Mr. Fields was employed by
                                                              Morgan Stanley in Atlanta, Georgia from
                                                              January 2000 to August 2002.
--------------------------------------------------------------------------------------------------------------------------
Denise Buchanan, 43        Chief           Since              Ms. Buchanan has been the CCO since            N/A
8816 Six Forks Rd.         Compliance      Inception          inception of the Funds. Ms. Buchanan
Suite 107                  Officer                            became the Compliance Officer with
Raleigh, NC 27615                                             CapFinancial Partners, LLC ("CapTrust") in
                                                              November 2003. Prior to joining CapTrust,
                                                              Ms. Buchanan was President of
                                                              Broker/Dealer Sales & Consulting, Inc. from
                                                              2001 to November 2003. Previously, Ms.
                                                              Buchanan was the Director of Compliance
                                                              for Atlantic Capital Management, LLC from
                                                              1996 to 2001.
--------------------------------------------------------------------------------------------------------------------------
Vickey Collins, 39         Secretary       Since              Ms. Collins has been the Secretary of the      N/A
8816 Six Forks Rd.                         Inception          Funds since inception.  She became the
Suite 107                                                     Operations Manager for the Investment
Raleigh, NC 27615                                             Manager in September 2004.  Prior to joining
                                                              the Investment Manager, she was employed
                                                              with McKinely Capital Management from
                                                              1994 to 2004.
--------------------------------------------------------------------------------------------------------------------------


HATTERAS MASTER FUND, L.P.

OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and shareholders record of actual proxy votes cast is available at www.sec.gov and may be obtained at no additional charge by calling collect 302-791-2595.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available, without charge and upon request, on the SEC's website at http://www.sec.gov or may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling (800) SEC-0330.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Steven E. Moss is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $38,000 for 2005 and $37,500 for 2006 .

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2005 and $900 for 2006. The fees listed on item 4 (b) are related to out-of-pocket expenses in relation to the annual audit of the registrant.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $10,500 for 2005 and $0 for 2006. The tax fee for the fiscal year 2005 pertains to tax review services on form 1065 schedule K1.

All Other Fees
--------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2005 and $0 for 2006.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Registrant's Audit Committee must pre-approve the audit and non-audit services of the Auditors prior to the Auditor's engagement.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b) 0%

                        (c) 0%

                        (d) 0%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        HATTERAS INVESTMENT PARTNERS LLC
                           HATTERAS MASTER FUND, L.P.
                      HATTERAS MULTI-STRATEGY FUND I, L.P.
                     HATTERAS MULTI-STRATEGY TEI FUND, L.P.

                               PROXY VOTING POLICY

This statement sets forth the policy of Hatteras Investment Partners, LLC ("Hatteras") with respect to the exercise of corporate actions and proxy voting authority of client accounts.

The Funds and other advisory clients of Hatteras invest, directly or indirectly, substantially all of their assets in securities of pooled investment vehicles or separate accounts, which are private partnerships, limited liability companies or similar entities managed by third-party investment managers (collectively, "Advisor Funds"). These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. To the extent that the we or our clients receive notices or proxies from Advisor Funds (or receive proxy statements or similar notices in connection with any other portfolio securities), Hatteras has proxy voting responsibilities.

With respect to proxies issued by Hatteras Master Fund, L.P. (the "Master Fund"), the feeder funds which invest in the Master Fund have delegated proxy voting authority to Hatteras. Hatteras will vote proxies in a manner that it deems to be in the best interests of the Funds. In general, the Investment Manager believes that voting proxies in accordance with the policies described below will be in the best interests of its clients. If an analyst, trader or partner of the Hatteras believes that voting in accordance with stated proxy-voting guidelines would not be in the best interests of a client, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

Hatteras will generally vote to support management recommendations relating to routine matters such as the election of directors (where no corporate governance issues are implicated), the selection of independent auditors, an increase in or reclassification of common stock, the addition or amendment of indemnification provisions in the company's charter or by-laws, changes in the board of directors and compensation of outside directors. Hatteras will generally vote in favor of management or shareholder proposals that Hatteras believes will maintain or strengthen the shared interests of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the company's board of directors and management and maintain or increase the rights of shareholders.

On non-routine matters, Hatteras will generally vote in favor of management proposals for mergers or reorganizations, reincorporation plans, fair-price proposals and shareholder rights plans so long as such proposals are in the best economic interests of Hatteras' clients.

If a proxy includes a matter to which none of the specific policies described above or in Hatteras' stated proxy-voting guidelines is applicable or a matter involving an actual or potential conflict of interest as described below, the proxy will be referred to Hatteras' Chief Compliance Officer for a determination of how such proxy should be voted.

In exercising its voting discretion, Hatteras and its employees will seek to avoid any direct or indirect conflict of interest presented by the voting decision. If any substantive aspect or foreseeable result of the matter to be voted on by Hatteras Master Fund, L.P., Hatteras Multi-Strategy Fund I, L.P. or Hatteras Multi-Strategy TEI Fund, L.P. (the "Registered Funds") presents an actual or potential conflict of interest involving Hatteras (or an affiliate of Hatteras), any issuer of a security for which Hatteras (or an affiliate of Hatteras) acts as sponsor, advisor, manager, custodian, distributor, underwriter, broker or other similar capacity or any person with whom Hatteras (or an affiliate of Hatteras) has an existing material contract or business relationship not entered into in the ordinary course of business (Hatteras and such other persons having an interest in the matter being called "Interested Persons"), Hatteras will make written disclosure of the conflict to the Independent Directors of the applicable Fund(s) indicating how Hatteras proposes to vote on the matter and its reasons for doing so. If the Investment Manager does not receive timely written instructions as to voting or non-voting on the matter from the applicable Registered Fund's Independent Directors, Hatteras may take any of the following actions which it deems to be in the best interests of the Fund: (1) engage an independent third party to determine whether and how the proxy should be voted and vote or refrain from voting on the matter as determined by the third party; (2) vote on the matter in the manner proposed to the Independent Directors if the vote is against the interests of all Interested Persons; or (3) refrain from voting on the matter.

The Registered Fund each will be required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. The first such filing is due no later than August 31, 2005, for the twelve months ended June 30, 2005. Once filed, each of the Registered Fund's Form N-PX filing will be available: (1) without charge, upon request, by calling 1-800-390-1560; or (2) by visiting the SEC's website at www.sec.gov.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Members

                  The following table provides biographical information about the members of the Investment Committee of Hatteras Investment Partners LLC (the "Investment Manager"), who are primarily responsible for the day-to-day portfolio management of the Hatteras Master Fund, L.P. (the "Fund") as of March 31, 2006:

---------------------- ------------------- ----------------- ----------------------------------------- ---------------------------
                                            Length of Time
 Name of Investment                         of Service to                                                Role of Investment
  Committee Member           Title             the Fund      Business Experience During Past 5 Years      Committee Member
  ----------------           -----             --------      ---------------------------------------      ----------------
---------------------- ------------------- ----------------- ----------------------------------------- ---------------------------
    Mark W. Yusko        Principal and      Since January    Mr. Yusko became a Principal and          Asset allocation;
                       co-founder of the   2004 (inception)  co-founder of the Investment Manager in   underlying manager
                       Investment Manager                    September 2003 and President and Chief    selection; and
                                                             Executive Officer of Morgan Creek         portfolio construction
                                                             Capital Management, LLC in July, 2004.
                                                             Previously, Mr. Yusko served as
                                                             President and Chief Executive Officer
                                                             for UNC Management Co., LLC from
                                                             January 1998 through July 2004, where
                                                             he was responsible for all areas of
                                                             investment management for the UNC
                                                             Endowment and Affiliated Foundation
                                                             Funds.
---------------------- ------------------- ----------------- ----------------------------------------- ---------------------------
  David B. Perkins       President and      Since January    Mr. Perkins became the President and      Systems analyst; and
                            Managing       2004 (inception)  Managing Principal of the Investment      strategic recommendations;
                        Principal of the                     Manager in September 2003 and             and portfolio oversight
                       Investment Manager                    co-founder and Managing Partner of
                                                             CapFinancial Partners, LLC in April
                                                             2003. Previously, Mr. Perkins was
                                                             Managing Partner at Wachovia Securities
                                                             Financial Network, Inc. from June 2002
                                                             to September 2003 and Managing
                                                             Principal of CapTrust Financial
                                                             Advisors, LLC from October 1997 to June
                                                             2002.
---------------------- ------------------- ----------------- ----------------------------------------- ---------------------------
  Joshua E. Parrott     Director of Risk    Since January    Mr. Parrott joined the Investment         Risk manager;
                       Management of the   2004 (inception)  Manager as an Analyst in March 2004 and   underlying manager due
                       Investment Manager                    became a Director in January 2005.        diligence; operational
                                                             Previously, Mr. Parrott was employed as   due diligence; and
                                                             an Analyst by Dialectic Capital in 2003   performance analysis
                                                             and as a Financial Advisor at Morgan
                                                             Stanley from February 1999 to March
                                                             2003.
---------------------- ------------------- ----------------- ----------------------------------------- ------------------------

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member and Potential Conflicts of Interest

                 The following table provides information about portfolios and accounts, other than the Fund, for which the members of the Investment Committee of the Investment Manager are primarily responsible for the day-to-day portfolio management as of March 31, 2006:

------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                                                                               # of
                                                                                             Accounts
                                                                                            Managed for        Total Assets
                                                                                               which            for which
                                                            Total # of                      Advisory Fee     Advisory Fee is
      Name of Investment                                     Accounts                       is Based on          Based on
       Committee Member             Type of Accounts         Managed       Total Assets     Performance        Performance
       ----------------             ----------------         -------       ------------     -----------        -----------
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
  Mark W. Yusko                        Registered               2         $550,000,000           1            $100,000,000
                                       Investment

                                       Companies
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                      Other Pooled              6         $331,000,000           6            $331,000,000
                                  Investment Vehicles
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                     Other Accounts             8         $673,000,000           8            $673,000,000
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------

------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
  David B. Perkins                     Registered               0              $0                0                 $0
                                       Investment

                                       Companies
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                      Other Pooled              0              $0                0                 $0
                                  Investment Vehicles
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                     Other Accounts             0              $0                0                 $0
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------

------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
  Joshua E. Parrott                    Registered               0              $0                0                 $0
                                       Investment

                                       Companies
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                      Other Pooled              0              $0                0                 $0
                                  Investment Vehicles
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------
                                     Other Accounts             0              $0                0                 $0
------------------------------- ------------------------- -------------- ---------------- ---------------- --------------------

          Potential Conflicts of Interests

               Mr. Yusko is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the registrant and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities. The Investment Manager has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Investment Manager has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management.

               Messrs. Perkins and Parrott do not manage any other accounts and therefore no material conflicts of interest arise out of their management of the registrant.

(a)(3)    Compensation Structure of Portfolio Manager(s) or Management Team
          Members

               The compensation of the members of the Investment Committee of the Investment Manager includes a combination of the following: (i) fixed annual salary; (ii) a variable portion of the management fee paid by the registrant to the Investment Manager; and (iii) a variable portion of any incentive compensation paid by the registrant, or any other feeder fund, to the Investment Manager or its affiliates. The portions of the management fee and incentive fee paid to a member of the Investment Committee are based on the pre-tax performance of the Fund as compared to a benchmark. The Investment Manager uses the yield-to-maturity of the 90-day U.S. Treasury Bill as reported by the Wall Street Journal for the last business day of the preceding calendar year as a benchmark for the Fund's pre-tax performance when determining the variable components of the compensation of members of the Investment Committee.

(a)(4)    Disclosure of Securities Ownership

               The following table sets forth the dollar range of equity securities beneficially owned by each member of the Investment Committee of the Investment Manager in the Fund as of March 31, 2006:

                ---------------------------- -------------------------------
                                                     Dollar Range of
                      Name of Investment               Fund Shares
                       Committee Member            Beneficially Owned
                       ----------------            ------------------
                ---------------------------- -------------------------------
                Mark Yusko                        $100,001 to $500,000
                ---------------------------- -------------------------------
                David B. Perkins                  $100,001 to $500,000
                ---------------------------- -------------------------------
                Josh Parrott                       $10,001 to $50,000
                ---------------------------- -------------------------------

(b)       Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule

          30a-3(b) under the 1940 Act (17 CFR  270.30a-3(b)) and Rules 13a-15(b)
          or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to  Rule 30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Hatteras Master Fund, L.P.
            -----------------------------------------------------------

By (Signature and Title)*   /s/ David B. Perkins
                         ----------------------------------------------
                            David B. Perkins, President &
                            Chief Executive Officer
                            (principal executive officer)

Date              October 19, 2006
    -------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ David B. Perkins
                         ----------------------------------------------
                            David B. Perkins, President &
                            Chief Executive Officer
                            (principal executive officer)

Date              October 19, 2006
    -------------------------------------------------------------------


By (Signature and Title)*   /s/ J. Michael Fields
                         ----------------------------------------------
                            J. Michael Fields, Chief Financial  Officer
                            (principal financial officer)

Date              October 19, 2006
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.